Accounts receivable	12 Months Ended
Dec. 31, 2023
Accounts receivable
Accounts receivable

10.Accounts receivable

As of December 31, 2023, accounts receivable includes the CHF 14.8 million milestone payment due from Janssen as part of our collaboration and license agreement for reaching the programmed launch of the Phase 2b clinical study. This balance was not overdue as of December 31, 2023.